Investment Strategy	Mar. 31, 2026
WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide market capitalization-weighted exposure to companies that conduct their primary business activities (“Primary Business Activities”) in the U.S., are listed on a U.S. stock exchange, and pay regular cash dividends. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies with the highest dividend yields selected from the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $200 million; and (iii) have a median daily dollar trading volume of at least $200,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at the lesser of 25% or three times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of highest dividend yielding companies. The weight of constituents exposed to the real estate sector is capped at 5%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Healthcare Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of U.S. issuers that exhibit value characteristics and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For purposes of this policy, U.S. issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Value stocks are considered to be equity securities that exhibit attractive valuation metrics as determined through (i) low price-to-book ratio, low price-to-earnings ratio, and/or high free cash flow, and/or (ii) inclusion in a third-party value index. AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a U.S.-based stock exchange, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average six months aggregate daily trading volume of 250,000 shares.

The AI model seeks to enhance the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiments, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those companies it believes have the opportunity to outperform the broad U.S. equity market, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

As of June 30, 2026, companies in the Financials, Industrials and Information Technology Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the large-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange. As of June 30, 2026, the Index had a market capitalization range from $5.8 billion to $4.7 trillion, with an average market capitalization of $166.5 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the mid-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange, after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $2.4 billion to $33.1 billion, with an average market capitalization of $9.8 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the small-capitalization segment of the U.S. dividend-paying market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange, after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $79.1 million to $10.2 billion, with an average market capitalization of $1.9 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; and (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” and exhibit favorable quality characteristics that demonstrate a company's profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies domiciled in the U.S. or listed on a U.S. exchange that exhibit value characteristics and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For purposes of this policy, U.S. issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Value stocks are considered to be equity securities that exhibit attractive valuation metrics as determined through (i) higher total shareholder yield or (ii) inclusion in a third-party value index.

The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), using a disciplined model-based process focused on a long-term approach to investing, seeks to identify approximately 100-200 companies with a high total shareholder yield, comprising return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), while also displaying favorable quality characteristics. WisdomTree Asset Management believes screening equity securities by quality measures such as ROE and ROA can improve the Fund returns relative to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund generally expects to invest in large- and mid-capitalization companies and may invest in any sector. As of June 30, 2026, companies in the Financials and Information Technology Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to 100 U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its primary business activities (“Primary Business Activities”) in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual security is capped at 15%.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a mid-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the top 60% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

WisdomTree, Inc. (“WisdomTree” or the “Index Provider”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its primary business activities (“Primary Business Activities”) in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual reconstitution and rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2026, the Index had a market capitalization range from $5.2 billion to $17.1 billion, with an average market capitalization of $10.0 billion. The Index is expected to consist of between 100 and 200 constituent companies.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary and Healthcare Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a small-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the bottom 40% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

WisdomTree, Inc. (“WisdomTree” or the “Index Provider”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a market capitalization weighting. The Index is based on a rules-based methodology overseen and implemented by the Quality Growth Index Committee.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) conduct its primary business activities (“Primary Business Activities”) in the United States, (iv) have a market capitalization of at least $100 million, and (v) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. At the time of each semi-annual rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2026, the Index had a market capitalization range from $141.6 million to $8.5 billion, with an average market capitalization of $2.7 billion. The Index is expected to consist of between 300 and 500 constituent companies.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to dividend-paying U.S. common stocks with growth characteristics. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee.

The Index is comprised of the 200 companies in the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange, with the highest composite score based on two fundamental factors: growth and quality, which are equally weighted. The quality factor is determined by a company’s ranking based on a 50% weight to each of its historical three-year average return on equity and its historical three-year average return on assets. The growth factor is determined by a company's ranking based on a 50% weight in its median analyst earnings growth forecast, a 25% weight in its trailing five-year earnings growth, and a 25% weight in its trailing five-year sales growth. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $2 billion; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual rebalance date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of constituents exposed to a single sector (except for the information technology and real estate sectors) at the lesser of 20% or two times their weight in a market capitalization version of the initial universe of eligible securities prior to the final selection of 200 companies. The weight of constituents exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree U.S. Dividend Index Committee. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Total Dividend Index, which defines the dividend-paying universe of companies that conduct their primary business activities (“Primary Business Activities”) in the U.S. and are listed on a U.S. stock exchange, after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $96.9 million to $10.2 billion, with an average market capitalization of $2.2 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) pay regular cash dividends on shares of common stock during the preceding 12 months; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to the 500 largest companies ranked by market capitalization in the WisdomTree U.S. Total Market Index, which is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their primary business activities (“Primary Business Activities”) and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $1.3 billion to $28.1 billion, with an average market capitalization of $7.7 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies in the Index must conduct their primary business activities (“Primary Business Activities”) and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $21.3 million to $12.4 billion, with an average market capitalization of $1.6 billion. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee. Companies must conduct their primary business activities (“Primary Business Activities”) and list their shares on a stock exchange in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual screening date. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) have a market capitalization of at least $100 million; (iii) have a median daily trading dollar volume of at least $200,000 for each of the preceding six months; and (iv) have a price to earnings ratio of at least two. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of related industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of related industries to approximately the same extent as the Index.
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”) the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to U.S. companies. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Core Equity Index Committee (the “Index Committee”).

The Index is generally comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors (value and quality measures) and two technical factors (momentum and technical analysis price evaluation (“TAPE”), a proprietary machine learning model-based price and volume signal). To be eligible for inclusion in the Index, a company must meet the following key criteria as of the monthly screening date: (i) be monitored by the Index’s third-party index calculation agent; (ii) list shares on a U.S. stock exchange and conduct its primary business activities (“Primary Business Activities”) in the United States; and (iii) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. Only common stocks, real estate investment trusts (“REITs”), tracking stocks and holding companies are eligible for inclusion in the Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The top 800 companies by market capitalization that meet the foregoing criteria (the “Starting Universe”) are assigned a score for each of the following, equally-weighted factors:

■	Value – determined by fundamental valuation ratios, e.g., estimated earnings-to-price, operating cash flow-to-price, and shareholder yield

■	Quality – determined by return on equity (“ROE”), return on assets (“ROA”), gross profits over assets, and cash flows over assets – complemented with a growth overlay (trailing revenue and earnings growth)

■	Momentum – determined by a stock’s total returns over multiple periods of time (6 and 12 months)

■	TAPE – determined by WisdomTree’s proprietary, machine learning model-based technical analysis framework, which evaluates a broad set of signals derived from historical price and volume data and synthesizes them into a standard security-level score

The score for each factor is used to calculate a company’s overall factor score. Companies from the Starting Universe are ranked by their overall factor score, and the top twenty-five percent (25%) (i.e., 200 out of 800 companies) are selected for inclusion in the Index. Companies are weighted in the Index by a combination of overall factor score and market capitalization.

The Index is reconstituted and rebalanced on a monthly basis. On the Index’s monthly rebalance date, the maximum weight of any security in the Index is capped at 4% and the sectors are weighted the same as the sector weights in the Starting Universe (i.e., sector neutral). The Index also may adjust the weight of individual constituents on the monthly screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector in the Index may fluctuate from the sector neutral weighting, and the weight of an individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Software & Services group of industries.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Software & Services group of industries.
WisdomTree International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector and the financials sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15% and to the financials sector is capped at 20%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International High Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree True Developed International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is composed of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. The Index is composed of (i) the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, and (ii) those companies from the WisdomTree Emerging Markets Dividend Index with primary business activities (“Primary Business Activities”) in Poland, South Korea, and Taiwan, whose market capitalization exceeds the smallest company selected from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2026, the Index had a market capitalization range from $487.6 million to $2.0 trillion, with an average market capitalization of $80.3 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree International Equity Index, as of the annual screening date, after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $427.9 million to $41.3 billion, with an average market capitalization of $8.5 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual screening date, after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $59.8 million to $16.2 billion, with an average market capitalization of $1.1 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of developed market (excluding the United States and Canada) issuers that exhibit value characteristics and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For purposes of this policy, developed markets include countries that have a developed stock market as defined by MSCI and other countries or markets with similar developed characteristics. Value stocks are considered to be equity securities that exhibit attractive valuation metrics as determined through (i) low price-to-book ratio, low price-to-earnings ratio and/or high free cash flow, and/or (ii) inclusion in a third-party value index. AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a non-U.S. internationally recognized global stock exchange or regulated public market, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average of six months aggregate daily trading volume of 250,000 shares.

The AI model seeks to enhance the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiment, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those companies it believes have the opportunity to outperform the broad international equity market, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended, and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

As of June 30, 2026, companies in the Financials Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a modified capitalization-weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) an earnings yield that is greater than its dividend yield; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; (v) must not be a member of the WisdomTree International SmallCap Dividend Index; and (vi) trading of at least $100,000 for three months preceding the screening date. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%).

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country at +/- 5% of the market capitalization weight of the initial universe of eligible securities and to any one sector +/- 10% of the market capitalization weight of the initial universe of eligible securities. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Financials, and Consumer Discretionary Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International Multifactor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of developed markets, excluding the United States and Canada, that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management seeks to identify equity securities of developed countries, excluding the United States and Canada, that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and technical analysis price evaluation (“TAPE”), a proprietary machine learning model-based price and volume signal. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced monthly according to WisdomTree Asset Management’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree Asset Management seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

As of June 30, 2026, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index consists of dividend-paying common stocks of companies with growth characteristics that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. The Index is a modified capitalization-weighted index that is generally comprised of the 300 companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country at +/- 5% of the market capitalization weight of the initial universe of eligible securities and the weight of constituents exposed to any one sector at +/- 10% of the market capitalization weight of the initial universe of eligible securities. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Healthcare, and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom and Switzerland, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the small-capitalization segment of the European companies in the WisdomTree International Equity Index. The Index is comprised of companies that compose the bottom 25% (bottom 30% with respect to a company being deleted) of the market capitalization of the European securities in the WisdomTree International Equity Index after the 300 largest companies have been removed. As of June 30, 2026, the Index had a market capitalization range from $59.8 million to $7.4 billion, with an average market capitalization of $1.2 billion. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of constituents exposed to any single country is capped at 30%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom and Norway, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2026, the Index had a market capitalization range from $67.1 million to $5.3 billion, with an average market capitalization of $950.9 million. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) conduct its primary business activities (“Primary Business Activities”) in Japan and list its shares on the Tokyo Stock Exchange; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2%, and the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Materials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to Japanese equity markets while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Japanese yen relative to the U.S. dollar.

The Index consists of dividend-paying companies that conduct their primary business activities (“Primary Business Activities”) in Japan, and that list their shares on the Tokyo Stock Exchange, that derive less than 80% of their revenue from sources in Japan. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Japanese yen and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is going up in value relative to the Japanese yen. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is falling in value relative to the Japanese yen. To hedge its currency exposure to the Japanese yen, the Index applies a published one-month forward rate of the Japanese yen in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Japanese yen. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to European equity securities while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the euro relative to the U.S. dollar.

The Index consists of those dividend-paying companies within the WisdomTree International Equity Index, which is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, that conduct their primary business activities (“Primary Business Activities”) under the laws of a European country (i.e., Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal or Spain), list their shares on a securities exchange operating in one or more of the foregoing countries, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of constituents exposed to any single country is capped at 25%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly Germany, France, Spain, and the Netherlands, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the euro and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is falling in value relative to the euro. To hedge its currency exposure to the euro, the Index applies a published one-month forward rate of the euro in U.S. dollars to the Index’s total equity exposure. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the euro. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the euro or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States, while at the same time neutralizing exposure to fluctuations of the value of foreign currencies relative to the U.S. dollar. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a modified capitalization-weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%).

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of foreign currencies and the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are rising relative to the U.S. dollar. To hedge its currency exposure to foreign currencies, the Index applies a published one-month forward rate of the foreign currencies in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to foreign currencies. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the specified foreign currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the foreign currencies or fluctuations in their value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of its Index, each of which is a security issued by a company incorporated in India and the shares of which are listed on an Indian stock exchange, or in financial instruments with economic characteristics that are similar to those of, or that provide investment exposure to one or more of the market risks associated with, the constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to companies incorporated, listed, and traded in India, while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Indian rupee relative to the U.S. dollar. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree India Index Committee.

The Index is reconstituted and rebalanced annually. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) be incorporated in India; (ii) be listed on the Bombay (Mumbai) Stock Exchange; (iii) have a float-adjusted market capitalization (“float-adjusted” means that the share amounts reflect only shares available to investors) of at least $200 million; (iv) have a median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (v) have a trading volume of at least 250,000 shares per month for each of the preceding six months.

The top 75 companies by float-adjusted market capitalization that meet the investment criteria are selected as Index constituents. Each constituent is assigned an Index weight based on the company’s float-adjusted market capitalization, as modified to comply with limitations set forth in the Index methodology, certain of which are described below. On the Index’s annual screening date, the maximum weight of any constituent in the Index is capped at 10%, and the weight of constituents exposed to any one sector is capped at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of an individual constituent or constituents exposed to a single sector may fluctuate above or below the specified caps between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is going up in value relative to the Indian rupee. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is falling in value relative to the Indian rupee. To hedge its currency exposure to the Indian rupee, the Index applies a published one-month forward rate of the Indian rupee in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Indian rupee. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Indian rupee. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Indian rupee or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies in the Japanese market with attractive valuation characteristics and that primarily benefit from geopolitical and global policy shifts. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly Index screening date: (i) conduct its primary business activities (“Primary Business Activities”) in Japan and list its shares on the Tokyo Stock Exchange; (ii) have a market capitalization of at least $100 million; (iii) have a median daily dollar trading volume of greater than $100,000 for each of the preceding three months; and (iv) have trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index Committee will categorize eligible securities into one of four Index allocations and will weight according to shareholder yield, liquidity, and market capitalization considerations.

(i) Strategic Holdings: 0-45% of the Index will be allocated to securities of Japanese companies that are or have recently been strategic holdings of Berkshire Hathaway Inc. (“Berkshire Hathaway”) (i.e., companies for which Berkshire Hathaway owns or owned more than 5% of the shares outstanding) on the Index screening date as evidenced by publicly available regulatory filings.

(ii) Total Shareholder Yields: 15-33% of the Index will be allocated to securities of Japanese companies that provide a high “total shareholder yield”, as evidenced by high return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”) combined with favorable earnings and dividend growth characteristics.

(iii) Corporate Governance Improvers: 15-33% of the Index will be allocated to securities of Japanese companies that have a low valuation ratio (such as a Low Price to Book ratio) but favorable earnings and dividend growth characteristics.

(iv) Thematic Opportunities: 15-33% of the Index will be allocated to securities of companies that have exposures to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions.

While the Index Committee may consider a variety of qualitative and quantitative factors, including a company’s exposure to non-allied countries, when selecting companies eligible for this category, companies are selected based primarily on their exposure to the four trends described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1. Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2. Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3. Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different technologically-enabled products or services that could change an industry landscape, particularly those products or services related to shifts to geopolitics and government policies); and

4. Shifting consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

Typically, the Index will be composed of 100 to 150 securities. The Index will be reconstituted on at least a quarterly basis.

The Index constituents are denominated in Japanese yen. As a result, the Fund’s investments in the constituents subject it to currency risk, which includes the risk that the Fund’s net asset value could decline if the Japanese yen depreciates against the U.S. dollar. The Index Committee seeks to mitigate such currency risk by dynamically hedging currency fluctuations in the relative value of the Japanese yen against the U.S. dollar, ranging from a 0% to 100% hedge. The Index Committee will determine if a currency hedge will be implemented in the Index based on the signals described below.

1. Momentum: The one-month average of the currency’s spot price versus the U.S. dollar is weaker than that of the three-month average (i.e., the targeted currency is depreciating).

2. Interest Rate Differentials: The difference in interest rates, as implied in one-month foreign exchange forwards, between the Japanese yen and U.S. dollar.

3. Geopolitical Events and Fiscal & Monetary Policy Shifts: Geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, trade and tariff policies, central bank-mandated changes in interest rates, different fiscal spending programs, and currency and policy interventions.

4. Time-series momentum: Overall broad trends in the U.S. dollar.

To implement the Index hedging strategy, the Fund expects to use currency forward contracts and/or currency futures contracts. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree European Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to companies in the European markets that are both value stocks and companies primarily benefitting from geopolitical and global policy shifts. The Index generally consists of two categories of companies. Approximately two-thirds of the Index is allocated to securities of European companies that provide a high “total shareholder yield,” evidenced by return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), and favorable quality characteristics that demonstrate a company’s profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The remaining one-third of the Index is allocated to equity securities of companies that have exposure to thematic opportunities from developments in the geopolitical space, technology trends, and macro-economic conditions. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Opportunities Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must meet the following key criteria as of the quarterly screening date: (i) have a median daily dollar trading volume of at least $100,000 for each of the preceding three months; (ii) trade at least 250,000 shares per month for each of the preceding six months; and (iii) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, or United Kingdom (collectively, “Europe”). The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Companies with a market capitalization in the bottom 15% of the universe of eligible companies are excluded from the Index.

The securities of eligible companies are then categorized into and selected for inclusion in the two categories of companies described above. Companies that rank in the top 30% of the eligible universe in shareholder yield and rank in the top 50% of changes in the number of shares outstanding are eligible for inclusion. For companies not selected based on total shareholder yield, the Index Committee will consider several additional factors to determine their inclusion in the Index, including revenues generated from “non-Allied countries,” management commentary related to geopolitics, and other qualitative and quantitative factors. Generally, non-Allied countries are countries that do not belong to the North Atlantic Treaty Organization (“NATO”) and are not Major Non-NATO Allies, and do not include Mexico and India. These companies will be assigned to the categories described below. The list below also sets forth the expected allocation to each category under typical circumstances.

1) Geopolitical events (25-50% allocation) – Companies positioned to benefit from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariff policies;

2) Fiscal and monetary policy shifts (5-25% allocation) – Companies better positioned for the raising and lowering of interest rates by central banks, different fiscal spending programs, and currency and policy interventions;

3) Innovations in technology (5-25% allocation) – Companies across a range of sectors including, but not limited to, the Technology and Energy Sectors that are participating in innovative solutions (i.e., new, creative, or different (i.e., “innovative”) technologically-enabled products or services that could change an industry landscape); and

4) Consumer preferences (5-15% allocation) – Companies positioned to benefit from changes in global consumer habits.

Typically, the Index will be composed of 75 to 125 constituents. The constituents in the Index will be weighted according to shareholder yield, liquidity, and market capitalization. The Index generally will be reconstituted on a quarterly basis.

The Fund invests in securities denominated in different foreign currencies. The Index Committee seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The Index Committee will determine if a currency hedge will be implemented based on the signals described below.

1) Momentum: The one-month average of the currency’s spot price versus the U.S. dollar is weaker than that of the three-month average (i.e., the targeted currency is depreciating).

2) Interest Rate Differentials: The difference in interest rates, as implied in one-month foreign exchange forwards, between each currency and the U.S. dollar.

3) Geopolitical Events and Fiscal & Monetary Policy Shifts: Geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, trade and tariff policies, central bank-mandated changes in interest rates, different fiscal spending programs, and currency and policy interventions.

4) Time-series momentum: Overall broad trends in the U.S. dollar.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree GeoAlpha Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities that provide exposure to companies globally. The country in which a company conducts its primary business activities (“Primary Business Activities”) is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

To be eligible for inclusion in the Fund, a company must (i) have a market capitalization of at least $250 million; (ii) have a median daily dollar trading volume of greater than $100,000 for each of the preceding three months; and (iii) have trading of at least 250,000 shares per month for each of the preceding six months.

Companies are selected for inclusion in the Fund based on their exposure to the four trends described below. While securities selected for their exposure to geopolitical events are generally expected to be given the largest weight in the investment selection process, the weight of each trend may vary over time at the discretion of the Adviser, in response to market conditions.

1) Geopolitical events: Companies positioned to beneﬁt from geopolitical considerations including, but not limited to, supply chain changes, tax policies, defense spending and alliances, or trade and tariﬀ policies;

2) Fiscal and monetary policy shifts: Companies better positioned for the raising and lowering of interest rates by central banks, diﬀerent ﬁscal spending programs, and currency and policy interventions;

3) Innovations in technology: Companies across a range of sectors including but not limited to the Information Technology and Energy sectors that are participating in innovative solutions (i.e., new, creative, or different technologically-enabled products or services that could change an industry landscape); and

4) Shifting consumer preferences: Companies positioned to beneﬁt from changes in global consumer habits.

As of June 30, 2026, companies in the Industrials, Consumer Discretionary, and Information Technology Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in equity securities of companies that conduct their Primary Business Activities in the United States and Japan, although the Fund’s geographic exposure may change from time to time.

WisdomTree Europe Defense Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to common stock (including through depositary receipts) of European companies focused on the defense industry. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Defense Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Hungary, Ireland, Italy, Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, country to which a company has the greatest risk exposure, and country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also have a minimum market capitalization of $200 million as of the Index screening date, and a median daily dollar trading volume greater than $1 million for the preceding three months.

Securities of companies that generate at least 10% of revenue from the defense industry are eligible for inclusion in the Index. Defense industry revenue is defined as revenue generated from sales of military equipment and services to governments and their representatives. Each security is assigned an exposure score based on the revenue exposure to defense activities as follows:

1) Exposure Score 1: 10-25% of revenue

2) Exposure Score 2: 25-50% of revenue

3) Exposure Score 3: Over 50% of revenue

The Index has between 20 and 100 constituents with a maximum weight of 12.5% for “Exposure Score 3” constituents and 4.5% for “Exposure Score 2” and “Exposure Score 1” constituents. Generally, at each rebalance, the constituents are weighted by their market capitalization adjusted for their exposure score, subject to the individual constituent weight cap and, if applicable, a liquidity adjustment. The Index is rebalanced and reconstituted quarterly.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index had, and, therefore, the Fund is expected to have, significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in France, Germany, and the United Kingdom comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to France, Germany, and the United Kingdom.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Global Defense Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to common stock (including through depositary receipts) of companies around the globe focused on the defense industry. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Defense Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries (certain of which are considered emerging markets countries): Australia, Austria, Belgium, Brazil, Canada, Chile, Czech Republic, Denmark, Finland, France, Germany, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Malaysia, Mexico, Netherlands, Norway, Philippines, Poland, Portugal, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, United Kingdom, and the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, country to which a company has the greatest risk exposure, and country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also have a minimum market capitalization of $200 million as of the Index screening date, and a median daily dollar trading volume greater than $1 million for the preceding three months.

Securities of companies that generate at least 25% of revenue from the defense industry are eligible for inclusion in the Index. Defense industry revenue is defined as revenue generated from sales of military equipment and services to governments and their representatives. Each security is assigned an exposure score based on the revenue exposure to defense activities as follows:

1) Exposure Score 1: 25-50% of revenue

2) Exposure Score 2: Over 50% of revenue

The constituent securities then are classified into three regions: U.S., Europe, and Other Markets. Other Markets are defined as markets outside the U.S. and Europe that are investable for defense. The regions within the Index are weighted according to the following factors:

1) Macro: Each region (i.e., U.S., Europe, and Other Markets) receives a macro score based on factors such as government defense budget growth and priorities, sovereign security threats such as geopolitical tensions and terror threats, and the regional companies’ average capital investment and research and development activities; and

2) Momentum: The Index defines a momentum score for each region by looking at the crossings of the 3-month and 12-month moving average of the relative performance of the region compared to a global market capitalization-weighted equity benchmark. Higher momentum scores are allocated greater weights.

The weight of each of the three regions is capped at 70% with a floor of 10%. The Index has between 20 and 100 constituents with a maximum weight of 5% for “Exposure Score 2” constituents and 2.5% for “Exposure Score 1” constituents. Generally, at each rebalance, the constituents are weighted by their market capitalization adjusted for their exposure score, subject to the individual constituent weight cap and, if applicable, a liquidity adjustment. The Index is rebalanced and reconstituted quarterly.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index had, and, therefore, the Fund is expected to have, significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to the United States.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Asia Defense Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to common stock (including through depositary receipts) of Asian companies focused on the defense industry. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Defense Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following Asia Pacific countries: Australia, India, Indonesia, Japan, Malaysia, Philippines, Singapore, South Korea, Taiwan, and Thailand. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, country to which a company has the greatest risk exposure, and country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also have a minimum market capitalization of $200 million as of the Index screening date, and a median daily dollar trading volume greater than $1 million for the preceding three months.

Securities of companies that generate at least 10% of revenue from the defense industry are eligible for inclusion in the Index. Defense industry revenue is defined as revenue generated from sales of military equipment and services to governments and their representatives. Each security is assigned an exposure score based on the revenue exposure to defense activities as follows:

1) Exposure Score 1: 10-25% of revenue

2) Exposure Score 2: 25-50% of revenue

3) Exposure Score 3: Over 50% of revenue

The Index has between 20 and 100 constituents with a maximum weight of 7.5% for “Exposure Score 3” constituents and 4% for “Exposure Score 2” and “Exposure Score 1” constituents. Generally, at each rebalance, the constituents are weighted by their market capitalization adjusted for their exposure score, subject to the individual constituent weight cap and, if applicable, a liquidity adjustment. The Index is rebalanced and reconstituted quarterly.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index had, and, therefore, the Fund is expected to have, significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in India, Japan and South Korea comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to India, Japan and South Korea.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following key criteria as of the annual screening date: (i) have primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, or the United States; (ii) payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $2 billion; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (v) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The weight of each of the U.S., developed, and emerging markets in the Index is equal to its float-adjusted market capitalization weight in the dividend-paying universe of the WisdomTree Global Dividend Index. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified market capitalization-weighted index that is composed of approximately 200 global ex-U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree Quality Growth Index Committee.

To be eligible for inclusion in the Index, a company must conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, or the United Kingdom (collectively, the “Developed Countries Criteria”), or Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, or Turkey (collectively, the “Emerging Markets Countries Criteria”). Companies that meet the Developed Countries Criteria must also meet the following key criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; (ii) have a median daily dollar trading volume of at least $100,000 for each of the preceding three months; and (iii) have traded at least 250,000 shares per month for each of the preceding six months. Similarly, companies that meet the Emerging Markets Countries Criteria must meet the following key criteria as of the Index screening date: (i) have positive earnings over the past year; (ii) have a market capitalization of at least $200 million; (iii) have a median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iv) have traded at least 250,000 shares per month for each of the preceding six months. In the case of China, a constituent company must be incorporated or domiciled in China and trade on the Hong Kong Stock Exchange to be eligible for inclusion. In the case of India, only securities whose foreign ownership restriction limits have yet to be breached are eligible for inclusion in the Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index is reconstituted and/or rebalanced semi-annually. After the initial weighting is determined, the Index adjusts each company’s weighting based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its median analyst earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. At the time of each semi-annual rebalance, the maximum weight of any individual security is capped at 7.5% and the weight of all other components will be adjusted proportionally.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to this country and/or region.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents. The Fund expects to invest primarily in common stock, but may also invest in interests of real estate investment trusts (“REITs”) and securities of foreign issuers.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to seek to track the performance of global companies from developed markets that are involved in “new economy” real estate activities, as defined below. “New economy” generally refers to the segment of the economy that is most focused on technological innovation. The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree New Economy Real Estate Index Committee (the “Index Committee”).

To be eligible for inclusion in the Index, a company must conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following countries:

Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, or the United States. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. A company must also meet the following criteria as of the screening date: (i) derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to “new economy” real estate activities; (ii) have a market capitalization of at least $500 million; and (iii) have a median daily dollar volume greater than $1 million for each of the preceding three months.

“New economy” real estate activities refer to companies that are classified in the investment themes of “digital and industrial economy infrastructure” or “next-generation digital infrastructure” as further described herein. The “digital and industrial economy infrastructure” includes but is not limited to, telecommunication tower companies (including cable and fiber optic assets), data centers, healthcare and life sciences, modern logistics and ecommerce, as well as other industrial and specialized infrastructures; and the “next-generation digital infrastructure” includes but is not limited to, blockchain-enabled and digital infrastructures hosting cryptocurrency mining, or providing high performance computing facilities.

The Index is reconstituted and rebalanced semi-annually. The Index’s target weight allocations for “digital and industrial economy infrastructure” companies and “next-generation digital infrastructure” companies are 90% and 10%, respectively. Within each category, companies are generally weighted by their market capitalization. The number of Index constituents, the weight of any single security, and the weight allocation to “digital and industrial economy infrastructure” constituents and “next-generation digital infrastructure” constituents may vary intra-rebalance.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Real Estate, Information Technology, and Communication Services Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Industrial REITs and Specialized REITs industries.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to the United States.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Industrial REITs and Specialized REITs industries.
WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of the highest dividend-yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following 18 emerging market nations: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. Securities eligible for inclusion in the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index. In addition, approximately 100 Chinese domestic listed companies by highest dividend yield that trade via Stock Connect and meet the Index’s eligibility criteria described above will be selected for inclusion. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Banks industry.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in China and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. As of June 30, 2026, the Index concentrates in companies in the Banks industry.
WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual screening date. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual screening date but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2026, the Index had a market capitalization range from $126.1 million to $17.2 billion, with an average market capitalization of $1.6 billion. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following key criteria as of the annual screening date: (i) positive earnings and payment of at least $5 million in gross cash dividends (i.e., total dividends paid including capital gains distributions and non-taxable distributions and without excluding taxes, fees and other expenses) on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) conduct its primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following 18 emerging market nations: Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. In addition, approximately 100 Chinese domestic listed companies that trade via Stock Connect and meet the Index’s eligibility criteria described above will be selected for inclusion based on the bottom 10% market capitalization cut-off. Stock Connect is a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The specified caps and thresholds described above are applied concurrently and in a manner designed to seek to minimize deviation from a constituent’s initial or intended weighting in the Index. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to Taiwan.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in emerging market dividend-paying common stocks with growth characteristics. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of dividend-paying emerging market issuers that exhibit growth characteristics and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For purposes of this policy, securities of dividend-paying issuers that exhibit growth characteristics are considered to be equity securities that pay increasing dividend payments over the trailing 1-, 3-, or 5-year periods and exhibit other attractive growth metrics such as (i) earnings or sales growth over trailing 1-, 3-, or 5-year periods or (ii) inclusion in a third-party growth index. For purposes of this policy, emerging market issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in an emerging market country. An emerging market country includes any country that is: (i) generally recognized as an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) using a disciplined model-based process focused on a long-term approach to investing, seeks to identify dividend-paying companies with strong corporate profitability and sustainable growth characteristics. WisdomTree Asset Management believes screening equity securities by measures of corporate profitability, dividend sustainability, and long-term growth potential can improve the returns to traditional investment strategies focused on emerging market securities, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. The Fund’s portfolio may be actively traded in an attempt to achieve its investment objective, which may include frequent trading and may cause the Fund to have an increased portfolio turnover rate. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund may invest in large-, mid-, and small-capitalization companies in any sector. As of June 30, 2026, companies in the Information Technology and Financials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

Currently, the Fund invests to a significant extent (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus, has significant investment exposure to, India, South Korea, and Taiwan, although the Fund’s geographic exposure may change from time to time.

WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of emerging markets that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree Asset Management. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities of emerging markets issuers and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such securities. For purposes of this policy, emerging market issuers are those that conduct their primary business activities (“Primary Business Activities”) and list their shares on a securities exchange operating in an emerging market country. An emerging market country is any country that is: (i) generally recognized as an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

WisdomTree Asset Management seeks to identify equity securities of emerging markets countries that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and technical analysis price evaluation (“TAPE”), a proprietary machine learning model-based price and volume signal. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced monthly according to WisdomTree Asset Management’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree Asset Management seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

As of June 30, 2026, companies in the Information Technology Sector comprised a significant portion (e.g., approximately 15% of more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2026, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in equity securities of companies that conduct their Primary Business Activities in South Korea and Taiwan, although the Fund’s geographic exposure may change from time to time.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) conduct their primary business activities (“Primary Business Activities”) and list its shares on a securities exchange operating in one or more of the following emerging markets countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, or Turkey; (ii) have a float-adjusted market capitalization of at least $1 billion as of the screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iii) have a median daily dollar trading volume of at least $100,000 for the three months preceding the screening date; and (iv) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual screening date.

Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2026, the equity securities of companies that conduct their Primary Business Activities in China, South Korea, and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree India Earnings Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified capitalization-weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors. The Index is based on a rules-based methodology overseen and implemented by the WisdomTree India Index Committee. The Index is reconstituted annually. To be eligible for inclusion in the Index, a company must meet the following key criteria prior to the Index’s annual reconstitution: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding 12 months; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least two.

The initial weight of a constituent in the Index is based on reported net income in the most recent 12 months prior to the annual Index reconstitution date. The reported net income number is then multiplied by a second factor, with the product being known as the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector at 25%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Energy Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

The Fund may gain exposure to Indian equity securities, in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.
WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index. The Index is a modified float-adjusted market cap weighted index that consists of common stocks in China, excluding common stocks of “state-owned enterprises.” WisdomTree defines state-owned enterprises as companies with over 20% government ownership. The Index consists of companies that: (i) conduct their primary business activities (“Primary Business Activities”) in China and list their shares on the Hong Kong stock exchange or on a U.S. securities exchange; (ii) have a float-adjusted market capitalization of at least $1 billion as of the annual screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iii) have a median daily dollar trading volume of at least $100,000 for the three months preceding the annual screening date; (iv) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the annual screening date; and (v) are not state-owned enterprises as of the annual screening date. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Index also includes the 100 largest companies by float-adjusted market capitalization that have their Primary Business Activities in mainland China, listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi (“A-Shares”) and meet the Index’s eligibility criteria described above. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. The maximum weight of China A-Shares in the Index, at the time of the Index’s annual screening date, is capped at 33%; however, the weight of China A-Shares in the Index may fluctuate above the cap in response to market conditions and/or the application of volume factor adjustments, as described below.

Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10%, and the Index caps the weight of constituents exposed to any one sector at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds between rebalance dates in response to market conditions.

The Index Provider currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is composed of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2026, the Index, and, therefore, the Fund, had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Discretionary and Information Technology Sectors.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index.